Intangible Assets, Intangible Liabilities, and Goodwill - Expected Amortization Expense (FY) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
INTANGIBLE ASSETS
2020	$ 26,372
2021	25,855
2022	25,855
2023	25,855
2024	29,459
Thereafter	4,707
INTANGIBLE LIABILITIES
2020	(7,012)
2021	(5,862)
2022	(5,041)
2023	(5,041)
2024	(5,041)
Thereafter	$ (3,875)